Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Assets and Liabilities at Fair Value as of December 31, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
Assets
	$-	$-	$-	$-
Total assets	$-	$-	$-	$-

Liabilities
Preferred stock warrant liabilities	$-	$-	$624	$624
Total liabilities	$-	$-	$624	$624

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value as of December 31, 2012	$686
Change in fair value recorded in other income (expense), net	(62)
Fair value as of December 31, 2013	624
Change in fair value recorded in other income (expense), net	(52)
Extinguishment of warrant liabilities pursuant to the Merger Agreement	(572)
Fair value as of December 31, 2014	$-

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
	Fair Value as of
	December 31, 2013	Valuation	Unobservable	Range
	(in thousands)	Techniques	Input	(Weighted-Average)

Preferred stock warrant liabilities	$624	Black-Scholes	Preferred series
		option pricing	prices	$0.04	-	$0.44	($0.06)
		model
			Volatility	70.6%	-	84.2%	(76%)